CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Shares [Member]	Common Shares [Member]	Additional Paid in Capital [Member]	Retained Earnings / (Accumulated Deficit) [Member]	Total
Balance at Dec. 31, 2022	$ 2	$ 0	$ 11,590	$ 2,729	$ 14,321
Balance (in shares) at Dec. 31, 2022	1,515,000	1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cash contributions from shareholders (Note 8)	$ 0	$ 0	700	0	700
Return of additional paid-in capital (Note 8)	0	0	(700)	0	(700)
Dividends on common shares (Note 8)	0	0	0	(3,307)	(3,307)
Return of additional paid in capital	0	0	(3,000)	0	(3,000)
Net income (loss) for the period	0	0	0	1,155	1,155
Balance at Dec. 31, 2023	$ 2	$ 0	8,590	577	9,169
Balance (in shares) at Dec. 31, 2023	1,515,000	1,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares and Placement Agent's Warrant (Note 8)	$ 0	$ 0	3,026	0	3,026
Issuance of common shares and Placement Agent's Warrant (Note 8) (in shares)	0	6,250
Dividends on common shares (Note 8)	$ 0	$ 0	0	(239)	(239)
Net income (loss) for the period	0	0	0	(210)	(210)
Balance at Dec. 31, 2024	$ 2	$ 0	11,616	128	11,746
Balance (in shares) at Dec. 31, 2024	1,515,000	7,250
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common shares and Placement Agent's Warrant (Note 8)	$ 0	$ 1	13,981	0	13,982
Issuance of common shares and Placement Agent's Warrant (Note 8) (in shares)	0	684,727
Dividends paid in cash and in kind (Note 8)	$ 0	$ 0	(4,107)	0	(4,107)
Issuance of Series A Preferred Shares (Note 8)	$ 0	$ 0	3,954	0	3,954
Issuance of Series A Preferred Shares (Note 8) (in shares)	3,954	0
Net income (loss) for the period	$ 0	$ 0	0	(4,197)	(4,197)
Balance at Dec. 31, 2025	$ 2	$ 1	$ 25,444	$ (4,069)	$ 21,378
Balance (in shares) at Dec. 31, 2025	1,518,954	691,977